Document And Entity Information	Nov. 06, 2019
Document Information [Line Items]
Entity Registrant Name	Ormat Technologies, Inc.
Document Type	8-K/A
Document Period End Date	Nov. 06, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32347
Entity Tax Identification Number	88-0326081
Entity Address, Address Line One	6140 Plumas Street
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89519
City Area Code	775
Local Phone Number	356-9029
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	ORA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Description	Form 8-K/A date of report 11-06-19
Amendment Flag	true
Entity Central Index Key	0001296445